Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities - Fair value of financial assets and liabilities [Text Block]

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
December 31, 2022

Financial assets
Carried at fair value:
Debt instruments	232	232			232
Equity instruments	4	4	1		2
Other financial assets	86	86		35	51
Financial assets carried at FVTP&L	322	322	1	35	285
Debt instruments	25	25		25
Equity instruments	259	259	30		229
Current financial assets	9	9			9
Receivables - current	26	26			26
Financial assets carried at FVTOCI	319	319	30	25	264
Derivative financial instruments	127	127		127
Financial assets carried at fair value	768	768	32	187	549

Carried at (amortized) cost:
Cash and cash equivalents	1,172
Loans and receivables:
Current loans receivables	2
Other non-current loans and receivables	54
Receivables - current	4,088
Receivables - non-current	279
Financial assets carried at (amortized) cost	5,596
Total financial assets	6,364

Financial liabilities
Carried at fair value:
Contingent consideration	(113)	(113)			(113)
Financial liabilities carried at FVTP&L	(113)	(113)			(113)
Derivative financial instruments	(211)	(211)		(211)
Financial liabilities carried at fair value	(324)	(324)		(211)	(113)

Carried at (amortized) cost:
Accounts payable	(1,968)
Interest accrual	(71)
Debt (Corporate bonds and leases)	(6,520)	(6,083)	(5,001)	(1,082)
Debt (excluding corporate bonds and leases)	(1,680)
Financial liabilities carried at (amortized) cost	(10,240)
Total financial liabilities	(10,564)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
December 31, 2021

Financial assets
Carried at fair value:
Debt instruments	233	233			233
Equity instruments	4	4	4
Other financial assets	46	46		34	12
Financial assets carried at FVTP&L	283	283	4	34	245
Debt instruments	27	27		27
Equity instruments	273	273	63		210
Current financial assets	-	-
Receivables - current	68	68			68
Financial assets carried at FVTOCI	368	368	63	27	278
Derivative financial instruments	63	63		63
Financial assets carried at fair value	714	714	67	124	523

Carried at (amortized) cost:
Cash and cash equivalents	2,303
Loans and receivables:
Current loans receivables	2
Other non-current loans and receivables	47
Receivables - current	3,720
Receivables - non-current	224
Financial assets carried at (amortized) cost	6,296
Total financial assets	7,010

Financial liabilities
Carried at fair value:
Contingent consideration	(208)	(208)			(208)
Financial liabilities carried at FVTP&L	(208)	(208)			(208)
Derivative financial instruments	(202)	(202)		(202)
Financial liabilities carried at fair value	(410)	(410)		(202)	(208)

Carried at (amortized) cost:
Accounts payable	(1,872)
Interest accrual	(52)
Debt (Corporate bonds and leases)	(5,765)	(6,396)	(5,177)	(1,220)
Debt (excluding corporate bonds and leases)	(1,214)
Financial liabilities carried at (amortized) cost	(8,904)
Total financial liabilities	(9,314)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements [Text Block]

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance as of January 1, 2022	523	208
Acquisitions		96
Purchase	131
Sales	(76)
Utilizations		(105)
Recognized in profit and loss:
other business income		(85)
financial income and expenses1)	7	(8)
Recognized in other comprehensive income2)		8
Receivables held to collect and sell	(41)
Reclassification	5
Balance as of December 31, 2022	549	113
1)Refer to Financial income and expenses for details. 2)Includes translation differences

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance as of January 1, 2021	411	318
Acquisitions		16
Purchase	113
Sales	(122)
Utilizations		(48)
Recognized in profit and loss:
other business income		(87)
financial income and expenses	98	1
Recognized in other comprehensive income1)	12	9
Receivables held to collect and sell	(25)
Reclassification from associates	36
Balance as of December 31, 2021	523	208
1)Includes translation differences

Fair value of financial assets and liabilities - Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2021	2022
Derivatives
Gross amounts of recognized financial assets	63	127
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	63	127

Related amounts not offset in the balance sheet
Financial instruments	(47)	(54)
Net amount	17	73

Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2021	2022
Derivatives
Gross amounts of recognized financial liabilities	(202)	(211)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(202)	(211)

Related amounts not offset in the balance sheet
Financial instruments	47	54
Net amount	(155)	(157)